Summary of Significant Accounting Policies - Summary of Depreciation Over the Estimate Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2023
Buildings [member] | Bottom of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	10 years
Buildings [member] | Top of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	50 years
Machinery and equipment [member] | Bottom of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	3 years
Machinery and equipment [member] | Top of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	20 years
Leasehold improvements [member] | Bottom of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	5 years
Leasehold improvements [member] | Top of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	15 years
Office equipment [member] | Bottom of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	2 years
Office equipment [member] | Top of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	10 years
Other property, plant and equipment [member] | Bottom of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	2 years
Other property, plant and equipment [member] | Top of range [member]
Depreciation is calculated on a straightline basis over the estimated useful lives of the assets [Line Items]
Useful life property, plant and equipment	10 years